Expense Example - High Yield Bond Fund - High Yield Bond Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 902